Intangible assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 11,212
Amortization	1,594	$ 2,739	$ 2,466
Ending balance	10,624	11,212
Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	36,052	35,758
Additions	296	441
Effect of movements in exchange rates	2,471	(147)
Ending balance	38,819	36,052	35,758
Accumulated amortization and impairment losses
Disclosure of detailed information about intangible assets [line items]
Beginning balance	24,840	22,162
Amortization	1,594	2,739
Effect of movements in exchange rates	1,761	(61)
Ending balance	28,195	24,840	22,162
Licences
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,001
Ending balance	890	1,001
Licences | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,176	1,181
Effect of movements in exchange rates	80	(5)
Ending balance	1,256	1,176	1,181
Licences | Accumulated amortization and impairment losses
Disclosure of detailed information about intangible assets [line items]
Beginning balance	175	7
Amortization	172	166
Effect of movements in exchange rates	19	2
Ending balance	366	175	7
Patents
Disclosure of detailed information about intangible assets [line items]
Beginning balance	5,211
Ending balance	4,954	5,211
Patents | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	24,334	24,438
Effect of movements in exchange rates	1,662	(104)
Ending balance	25,996	24,334	24,438
Patents | Accumulated amortization and impairment losses
Disclosure of detailed information about intangible assets [line items]
Beginning balance	19,123	17,332
Amortization	589	1,841
Effect of movements in exchange rates	1,330	(50)
Ending balance	21,042	19,123	17,332
Trademarks
Disclosure of detailed information about intangible assets [line items]
Beginning balance	442
Ending balance	419	442
Trademarks | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	4,549	4,568
Effect of movements in exchange rates	311	(19)
Ending balance	4,860	4,549	4,568
Trademarks | Accumulated amortization and impairment losses
Disclosure of detailed information about intangible assets [line items]
Beginning balance	4,107	4,076
Amortization	50	49
Effect of movements in exchange rates	284	(18)
Ending balance	4,441	4,107	4,076
Customer list
Disclosure of detailed information about intangible assets [line items]
Beginning balance	4,112
Ending balance	3,656	4,112
Customer list | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	5,547	5,571
Effect of movements in exchange rates	379	(24)
Ending balance	5,926	5,547	5,571
Customer list | Accumulated amortization and impairment losses
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,435	747
Amortization	709	683
Effect of movements in exchange rates	126	5
Ending balance	2,270	1,435	747
Software
Disclosure of detailed information about intangible assets [line items]
Beginning balance	446
Ending balance	705	446
Software | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	446	0
Additions	296	441
Effect of movements in exchange rates	39	5
Ending balance	781	446	0
Software | Accumulated amortization and impairment losses
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	0
Amortization	74
Effect of movements in exchange rates	2
Ending balance	$ 76	$ 0	$ 0